Revenue and segmental analysis (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of entity's operating segments [Abstract]
Schedule of operating segments
REPORTING SEGMENTS:
Year ended December 31, 2017

	Gas Cylinders	Elektron	Unallocated	Total Continuing Activities
	$M	$M	$M	$M
Revenue
Segment revenue	220.2	221.6	—	441.8
Inter-segment revenue	—	(0.5)	—	(0.5)
Revenue to external customers	220.2	221.1	—	441.3
Result
Adjusted EBITDA	17.3	44.5	—	61.8
Other share based compensation charges	(1.0)	(1.2)	—	(2.2)
Loss on disposal of property, plant and equipment	—	(0.1)	—	(0.1)
Depreciation and amortization	(7.6)	(11.4)	—	(19.0)
Trading profit—segment result	8.7	31.8	—	40.5
Profit on sale of redundant site	—	—	0.4	0.4
Restructuring and other expense (Note 5)	(6.6)	(12.7)	(2.3)	(21.6)
Operating profit	2.1	19.1	(1.9)	19.3
Acquisitions and disposals (Note 5)	—	1.3	—	1.3
Net interest costs	—	—	(6.7)	(6.7)
IAS 19R retirement benefits finance charge	—	—	(1.8)	(1.8)
Unwind of discount on deferred contingent consideration from acquisitions	—	(0.2)	—	(0.2)
Profit / (loss) on operations before taxation	2.1	20.2	(10.4)	11.9
Tax expense				(0.4)
Net income for the year				11.5
Other segment information
Segment assets	150.5	207.6	44.5	402.6
Segment liabilities	(22.6)	(22.3)	(195.4)	(240.3)
Net assets / (liabilities) employed(2)	127.9	185.3	(150.9)	162.3
Capital expenditure: Property, plant and equipment	3.5	5.7	—	9.2
Capital expenditure: Intangible assets	1.4	0.3	—	1.7

Year ended December 31, 2016

	Gas Cylinders	Elektron	Unallocated	Total Continuing Activities
	$M	$M	$M	$M
Revenue
Segment revenue	225.8	189.1	—	414.9
Inter-segment revenue	—	(0.1)	—	(0.1)
Revenue to external customers	225.8	189.0	—	414.8
Result
Adjusted EBITDA	19.7	35.6	—	55.3
Other share based compensation charges	(0.6)	(0.8)	—	(1.4)
Loss on disposal of property, plant and equipment	(0.1)	(0.1)	—	(0.2)
Depreciation and amortization	(7.6)	(10.8)	—	(18.4)
Trading profit—segment result	11.4	23.9	—	35.3
Profit on sale of redundant site	—	—	2.1	2.1
Changes to defined benefit pension plans (Note 5)	—	—	0.6	0.6
Restructuring and other expense (Note 5)	—	(2.2)	—	(2.2)
Operating profit	11.4	21.7	2.7	35.8
Acquisitions and disposals (Note 5)	—	0.2	—	0.2
Net interest costs	—	—	(5.6)	(5.6)
IAS 19R retirement benefits finance charge	—	—	(2.1)	(2.1)
Unwind of discount on deferred contingent consideration from acquisitions	—	(0.4)	—	(0.4)
Profit / (loss) on operations before taxation	11.4	21.5	(5.0)	27.9
Tax expense				(6.0)
Net income for the year				21.9
Other segment information
Segment assets	146.8	190.6	54.1	391.5
Segment liabilities	(21.7)	(14.2)	(213.7)	(249.6)
Net assets / (liabilities) employed(2)	125.1	176.4	(159.6)	141.9
Capital expenditure: Property, plant and equipment	6.5	10.0	—	16.5
Capital expenditure: Intangible assets	1.5	0.9	—	2.4
Year ended December 31, 2015

	Gas Cylinders	Elektron	Unallocated	Total Continuing Activities
	$M	$M	$M	$M
Revenue
Segment revenue	239.1	221.8	—	460.9
Inter-segment revenue	—	(0.6)	—	(0.6)
Revenue to external customers	239.1	221.2	—	460.3
Result
Adjusted EBITDA	16.5	45.7	—	62.2
Other share based compensation charges	(0.7)	(0.6)	—	(1.3)
Depreciation and amortization	(7.2)	(11.4)	—	(18.6)
Trading profit—segment result	8.6	33.7	—	42.3
Changes to defined benefit pension plans (Note 5)	—	—	18.0	18.0
Restructuring and other expense (Note 5)	(21.9)	(0.5)	—	(22.4)
Operating (loss)/profit	(13.3)	33.2	18.0	37.9
Acquisitions and disposals (Note 5)	(0.2)	—	(1.8)	(2.0)
Net interest costs	—	—	(6.9)	(6.9)
IAS 19R retirement benefits finance charge	—	—	(3.0)	(3.0)
Unwind of discount on deferred contingent consideration from acquisitions	—	(0.4)	—	(0.4)
(Loss)/profit on operations before taxation	(13.5)	32.8	6.3	25.6
Tax expense				(9.5)
Net income for the year				16.1
Other segment information
Segment assets	158.3	208.5	68.9	435.7
Segment liabilities	(32.3)	(21.4)	(212.3)	(266.0)
Net assets/(liabilities) employed(2)	126.0	187.1	(143.4)	169.7
Capital expenditure: Property, plant and equipment	6.0	9.3	—	15.3
Capital expenditure: Intangible assets	1.2	0.9	—	2.1

Disclosure of geographical areas
GEOGRAPHIC ORIGIN:
Year ended December 31, 2017

	United Kingdom	Rest of Europe	North America	Australasia	Asia	Total
	$M	$M	$M	$M	$M	$M
Revenue
Segment revenue	162.6	48.6	275.9	0.1	2.7	489.9
Inter-segment revenue	(23.1)	(1.5)	(24.0)	—	—	(48.6)
Revenue to external customers	139.5	47.1	251.9	0.1	2.7	441.3
Result
Adjusted EBITDA	16.2	1.3	44.1	0.1	0.1	61.8
Other share based compensation charges	(1.4)	—	(0.8)	—	—	(2.2)
Loss on disposal of property, plant and equipment	—	(0.1)	—	—	—	(0.1)
Depreciation and amortization	(5.9)	(2.4)	(10.7)	—	—	(19.0)
Trading profit/(loss)—segment result	8.9	(1.2)	32.6	0.1	0.1	40.5
Sale of redundant site	0.4	—	—	—	—	0.4
Restructuring and other expense (Note 5)	(14.4)	(2.3)	(4.9)	—	—	(21.6)
Operating (loss) / profit	(5.1)	(3.5)	27.7	0.1	0.1	19.3
Other geographical segment information
Non-current assets(1)	74.3	14.2	142.5	—	0.3	231.3
Net assets employed(2)	10.0	30.7	118.8	—	2.8	162.3
Capital expenditure: Property, plant and equipment	4.4	0.7	4.1	—	—	9.2
Capital expenditure: Intangible assets	1.4	—	0.3	—	—	1.7
Year ended December 31, 2016

	United Kingdom	Rest of Europe	North America	Australasia	Asia	Total
	$M	$M	$M	$M	$M	$M
Revenue
Segment revenue	142.6	39.1	282.5	0.1	3.4	467.7
Inter-segment revenue	(28.6)	(1.6)	(22.7)	—	—	(52.9)
Revenue to external customers	114.0	37.5	259.8	0.1	3.4	414.8
Result
Adjusted EBITDA	17.4	(0.4)	37.8	0.1	0.4	55.3
Other share based compensation charges	(1.0)	—	(0.4)	—	—	(1.4)
Loss on disposal of property, plant and equipment	—	(0.1)	(0.1)	—	—	(0.2)
Depreciation and amortization	(5.7)	(2.3)	(10.3)	—	(0.1)	(18.4)
Trading profit/(loss)—segment result	10.7	(2.8)	27.0	0.1	0.3	35.3
Sale of redundant site	2.1	—	—	—	—	2.1
Changes to defined benefit pension plans	—	—	0.6	—	—	0.6
Restructuring and other expense (Note 5)	(0.6)	—	(1.6)	—	—	(2.2)
Operating profit/(loss)	12.2	(2.8)	26.0	0.1	0.3	35.8
Other geographical segment information
Non-current assets(1)	77.5	13.8	143.9	—	0.2	235.4
Net assets employed(2)	6.9	19.7	112.3	0.3	2.7	141.9
Capital expenditure: Property, plant and equipment	6.7	1.2	8.6	—	—	16.5
Capital expenditure: Intangible assets	2.0	—	0.4	—	—	2.4
Year ended December 31, 2015

	United Kingdom	Rest of Europe	North America	Australasia	Asia	Total
	$M	$M	$M	$M	$M	$M
Revenue
Segment revenue	145.0	62.4	299.6	0.1	3.9	511.0
Inter-segment revenue	(27.0)	(2.9)	(20.8)	—	—	(50.7)
Revenue to external customers	118.0	59.5	278.8	0.1	3.9	460.3
Result
Adjusted EBITDA	13.6	1.3	46.5	0.2	0.6	62.2
Other share based compensation charges	(1.0)	—	(0.3)	—	—	(1.3)
Depreciation and amortization	(6.1)	(2.3)	(10.1)	—	(0.1)	(18.6)
Trading profit/(loss)—segment result	6.5	(1.0)	36.1	0.2	0.5	42.3
Changes to defined benefit pension plans	18.0	—	—	—	—	18.0
Restructuring and other expense (Note 5)	(8.0)	(7.8)	(6.6)	—	—	(22.4)
Operating profit/(loss)	16.5	(8.8)	29.5	0.2	0.5	37.9
Other geographical segment information
Non-current assets(1)	67.8	14.5	147.6	—	0.3	230.2
Net assets employed(2)	19.7	23.7	122.6	0.3	3.4	169.7
Capital expenditure: Property, plant and equipment	5.5	1.4	8.4	—	—	15.3
Capital expenditure: Intangible assets	1.7	—	0.4	—	—	2.1

(1)	The Group's non-current assets analyzed by geographic origin include property, plant and equipment, intangible assets and investments.

(2)	Represents net assets employed—excluding inter-segment assets and liabilities.

GEOGRAPHIC DESTINATION:

	United Kingdom	Rest of Europe	Africa	North America	South America	Asia Pacific	Total
	$M	$M	$M	$M	$M	$M	$M
Revenue—Continuing activities
Year ended December 31, 2017	40.7	102.9	3.0	238.7	8.6	47.4	441.3
Year ended December 31, 2016	36.4	94.2	2.4	226.3	9.9	45.6	414.8
Year ended December 31, 2015	53.5	98.9	2.7	245.9	13.4	45.9	460.3